Shareholders' Equity (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) vote $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized	500,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0
Common stock, shares issued	211,072,508	210,711,224	210,538,896	210,216,043
Common stock, shares outstanding	211,072,508	210,711,224	210,538,896	210,216,043
Common stock dividends declared | $	$ 0	$ 0	$ 0	$ 50,036
Dividends payable | $		$ 12,509	$ 12,509
Salary period paid upon employee leaving	30 days
Class A Shares Of Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized	420,000,000	420,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0	$ 0		$ 0
Common stock, shares issued	131,072,508	130,711,224	130,538,896	130,216,043
Common stock, shares outstanding	131,072,508	130,711,224	130,538,896	130,216,043
Shares issued during the period	361,284	172,328	322,853
Number of votes per share (in votes) | vote	1
Class B Shares Of Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized	80,000,000	80,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0	$ 0
Common stock, shares issued	80,000,000	80,000,000	80,000,000	80,000,000
Common stock, shares outstanding	80,000,000	80,000,000	80,000,000	80,000,000
Number of votes per share (in votes) | vote	5